PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Updated amount	R$ 4,939,419	R$ 4,732,009
C S N Cimentos Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Shares acquired	511,948
Companhia Estadualde Geracaode Energia Eletrica [Member]
IfrsStatementLineItems [Line Items]
Shares acquired	321,028